Shareholder Report, Line Graph (Details) 191639_DoubleLine Emerging Markets Local Currency Bond Fund_Class I2_TSR Annual {Class I2} - USD ($)		12 Months Ended
	Oct. 31, 2025	Mar. 31, 2026
Class I2
Account Value [Line Items]
Accumulated Value	$ 100,000	$ 100,501
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	100,000	$ 99,416
J.P. Morgan GBI-EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan GBI-EM Global Diversified Index
Accumulated Value	$ 100,000	$ 100,549